Filed pursuant to Rule 497(e)
File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

RS Smaller Company Growth Fund

Supplement to Prospectus (Class A, C, K, Y shares) Dated May 1, 2009 and

Statement of Additional Information Dated May 1, 2009

Effective September 1, 2009, D. Scott Tracy is the sole portfolio manager of RS Smaller Company Growth Fund.

August 26, 2009